Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts receivable
	December 31, 2019	December 31, 2020

Accounts receivable - gross	$53,007	$81,996
Allowance for doubtful accounts	(1,946)	(886)
Accounts receivables, net	$51,061	$81,110